Accounts and transactions with related parties (Details Narrative) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 30, 2024	Jan. 20, 2023	Dec. 29, 2022
IfrsStatementLineItems [Line Items]
Borrowings, interest rate				6.60%
Key management personnel compensation	$ 9,128,492	$ 11,118,126	$ 9,183,120
D and D SpA [member] | Compania Pisquera De Chile SA [Member]
IfrsStatementLineItems [Line Items]
Percentage of equity interests acquired					51.0132%	51.0132%
Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	6.80%